Share Capital (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	2026 Shares	2025 Shares	2024 Shares	2026 A$	2025 A$	2024 A$
Ordinary shares
Fully paid	322,848,081	233,959,013	227,998,346	95,655,688	88,872,756	88,504,043
	322,848,081	233,959,013	227,998,346	95,655,688	88,872,756	88,504,043

Schedule of Movements in Ordinary Shares	Movements in ordinary shares:
Details	Number of shares	Total A$
Balance at 30 June 2023	227,798,346	88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000	67,780
Balance at 30 June 2024	227,998,346	88,504,043
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	1,147,083	83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	2,579,760	226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	1,801,680	152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	179,664	13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	135,800	9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	116,680	8,216
Less: Transaction costs arising on share issues	-	(124,114)
Balance at 30 June 2025	233,959,013	88,872,756
Issue at US$1.8939 pursuant to At the Market facility (2025-07-17)	877,440	63,351
Issue at US$1.8782 pursuant to At the Market facility (2025-07-18)	473,880	34,072
Issue at US$2.1374 pursuant to At the Market facility (2025-07-21)	32,909,640	2,711,754
Issue at US$2.3008 pursuant to At the Market facility (2025-10-20)	1,133,840	100,458
Issue at US$1.9631 pursuant to At the Market facility (2025-11-07)	8,495,080	642,228
Issue at US$2.0809 pursuant to At the Market facility (2025-12-05)	45,472,000	3,596,835
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-11)	1,874,964	141,890
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-15)	1,142,909	83,251
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-16)	314,843	23,996
Shares cancelled pursuant to the buy-back of unmarketable parcels (2026-06-29)	(3,805,528)	(121,777)
Less: Transaction costs arising on share issues	-	(493,126)
Balance at 30 June 2026	322,848,081	95,655,688